9. Stockholders Deficit (Details Narrative) (Q2) (USD $)	12 Months Ended		15 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2014	Mar. 31, 2014	Jun. 30, 2014 Quarter 2 [Member]	Dec. 31, 2013 Quarter 2 [Member]	Dec. 31, 2013 Equity Option [Member] Quarter 2 [Member]	Jun. 30, 2014 Warrant [Member] Quarter 2 [Member]	Dec. 31, 2018 Warrant [Member] Quarter 2 [Member]	Dec. 31, 2013 Warrant [Member] Quarter 2 [Member]	Jun. 30, 2014 Warrant [Member] Third Party [Member] Quarter 2 [Member]	Dec. 31, 2013 Warrant [Member] Third Party [Member] Quarter 2 [Member]	Jun. 30, 2014 Warrant [Member] Related Party [Member] Quarter 2 [Member]	Dec. 31, 2013 Warrant [Member] Related Party [Member] Quarter 2 [Member]	Jun. 30, 2014 Convertible Warrant [Member] Quarter 2 [Member]	Dec. 31, 2013 Convertible Warrant [Member] Quarter 2 [Member]	Jun. 30, 2014 Services Rendered Related Party [Member] Quarter 2 [Member]	Dec. 31, 2013 Warrants for Services [Member] Quarter 2 [Member]
Compensation, Sign On Bonus																1,250,000
Exercise Price Per Share			$ 0.375											$ 0.375	$ 0.375	$ 0.25	$ 0.001
Stock Options Issued						300,000
Stock Options Issued, Fair Value						$ 66,785
Stock Options, Cancelled		100,000				100,000
Warrants Issued, Shares							5,390,100		6,738,884	4,740,100	6,614,801	650,000	124,083	5,390,100	3,672,134		3,066,750
Warrants Expired, Shares	4,338,884		2,400,000					4,338,884	2,400,000
Warrants Exercised, Shares			(1,400,000)	1,000,000	(1,400,000)
Warrants Exercised, Value				$ 1,000